Fair Value Measurements - Significant Unobservable Inputs Related To Level 3 Earn-Out Shares Liability (Details) - Level 3	Jun. 30, 2024 $ / shares	Dec. 31, 2023	Dec. 31, 2023 $ / shares	Dec. 31, 2022
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out shares, liability, measurement input	6.91	7.98	7.98	13.29
Stock price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out shares, liability, measurement input	0.80	0.80		0.80
Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out shares, liability, measurement input	2.14	2.64		3.64
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out shares, liability, measurement input	0.047	0.041		0.042